DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
A summary of the Company's statement of operations from the above discontinued operations for the year ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31,
	2016	2015	2014

Revenue	$-	$97	$1,152
Cost of revenue	-	94	1,132
GROSS PROFIT	-	3	20
Selling, general and administrative expenses	-	6	114
OPERATING LOSS	-	(3)	(94)
Other income (expense), net	-	3	(15)
Loss from discontinued operations	$-	$-	$(109)